Notes Payable – Related Party (Details) - Schedule of Finance Expense - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Notes to their Present Value [Abstract]
Balance at Beginning	$ 2,604,713	$ 2,786,183
Foreign currency adjustment	44,209	(177,690)
Repayments	(664,697)	(64,550)
Finance expense		60,770
Balance at Ending	1,984,225	$ 2,604,713
Current	1,984,225
Non-current	$ 0